Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Timber Point Global Allocations Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.73%)	3.67%	1.59%
Timber Point Alternative Income Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%	3.06%	0.84%
Bloomberg Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	8.15%	5.43%
S&P 500® Total Return Index ("S&P 500")
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.58%	12.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	(1.38%)	0.61%
HFRX Absolute Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%	4.04%	2.27%